Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($)		Sep. 30, 2023	Sep. 30, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Refund of advance to a supplier	[1]	$ 1,314,008
Receivable for earnout in the acquisition of Changzhou Sixun	[2]	947,178
Short-term receivables due to disposal of Tianjin Jiahao		890,214
Prepaid professional service fee		16,911	42,173
Security deposits		31,113
Deductible input VAT		27,178
Prepaid rental and utilities fee		18,063	57,214
Prepaid exhibition fee			7,169
Other		77,637	60,544
Prepaid expenses and other current assets		$ 3,322,302	$ 167,100

[1]	In June, 2023, Jiangsu Supply Chain terminated a purchase contract with a supplier in which Jiangsu Supply Chain should pay $27,412 (RMB200,000) to the supplier for initiating termination of the contract, and the supplier should refund all the advance payment from Jiangsu Supply Chain. All the advance payment was refunded on November 13, 2023.
[2]	In the acquisition of Changzhou Sixun, the Seller (as defined in Note 3) undertakes that if Changzhou Sixun and its subsidiaries fail to meet the specific performance indicators as stated in the equity transfer agreement by 100% on schedule, the Seller shall pay the Company for the uncompleted proportion of RMB10 million in each fiscal year 2023 to 2025. As of September 30, 2023, the Company recognized $947,178 in other current receivables for the realized gain from earnout in accordance with the uncompleted proportion of performance commitments made for the year ended September 30, 2023. The compensation for the uncompleted proportion of performance commitments made for the year ended September 30, 2023, was received in January, 2024.